SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
(the "Fund")

Supplement Dated June 30, 2020
to the Class F Shares Prospectus dated January 31, 2020, as restated March 18, 2020 and amended March 30, 2020, April 3, 2020, and June 5, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to 361 Capital LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Creek Investment Advisors LLC	John R. Riddle, CFA	Since 2020	Chief Investment Officer/Managing Member

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to 361 Capital LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Jackson Creek Investment Advisors LLC: Jackson Creek Investment Advisors LLC (Jackson Creek), located at 115 Wilcox Street, Suite 220, Castle Rock, CO 80104, serves as a Sub-Adviser to the Small Cap Growth Fund. John R. Riddle, CFA, Chief Investment Officer/Managing Member, manages the portion of the Small Cap Growth Fund's assets allocated to Jackson Creek. Mr. Riddle is responsible for portfolio management, investment research and quantitative analysis. Previously, Mr. Riddle was an equity owner at 361 Capital LLC where he served as a Portfolio Manager and Chief Investment Officer. Prior to that, Mr. Riddle was a majority owner, one of the founding principals and a Managing Member of BRC Investment Management LLC, which was acquired by 361 Capital LLC on October 31, 2016. At BRC Investment Management LLC, Mr. Riddle served as the Managing Principal and Chief Investment Officer from its inception in May of 2005 until its acquisition by 361 Capital LLC. Mr. Riddle has over 30 years of investment management experience and previously held the positions of President and Chief Investment Officer at Duff & Phelps Investment Management Co.; Chief Executive Officer and Chief Investment Officer with Capital West Asset Management LLC; Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc.; and Senior Financial Analyst with GTE, Inc. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts and the CFA Institute.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1288 (06/20)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
(the "Fund")

Supplement Dated June 30, 2020
to the Class I Shares Prospectus dated January 31, 2020, as restated March 18, 2020 and amended March 30, 2020, April 3, 2020, and June 5, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to 361 Capital LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Creek Investment Advisors LLC	John R. Riddle, CFA	Since 2020	Chief Investment Officer/Managing Member

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to 361 Capital LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Jackson Creek Investment Advisors LLC: Jackson Creek Investment Advisors LLC (Jackson Creek), located at 115 Wilcox Street, Suite 247, Castle Rock, CO 80104, serves as a Sub-Adviser to the Small Cap Growth Fund. John R. Riddle, CFA, Chief Investment Officer/Managing Member, manages the portion of the Small Cap Growth Fund's assets allocated to Jackson Creek. Mr. Riddle is responsible for portfolio management, investment research and quantitative analysis. Previously, Mr. Riddle was an equity owner at 361 Capital LLC where he served as a Portfolio Manager and Chief Investment Officer. Prior to that, Mr. Riddle was a majority owner, one of the founding principals and a Managing Member of BRC Investment Management LLC, which was acquired by 361 Capital LLC on October 31, 2016. At BRC Investment Management LLC, Mr. Riddle served as the Managing Principal and Chief Investment Officer from its inception in May of 2005 until its acquisition by 361 Capital LLC. Mr. Riddle has over 30 years of investment management experience and previously held the positions of President and Chief Investment Officer at Duff & Phelps Investment Management Co.; Chief Executive Officer and Chief Investment Officer with Capital West Asset Management LLC; Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc.; and Senior Financial Analyst with GTE, Inc. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts and the CFA Institute.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1289 (06/20)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
(the "Fund")

Supplement Dated June 30, 2020
to the Class Y Shares Prospectus dated January 31, 2020, as restated March 18, 2020 and amended March 30, 2020, April 3, 2020, and June 5, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to 361 Capital LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Jackson Creek Investment Advisors LLC	John R. Riddle, CFA	Since 2020	Chief Investment Officer/Managing Member

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Small Cap Growth Fund," the text relating to 361 Capital LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Jackson Creek Investment Advisors LLC: Jackson Creek Investment Advisors LLC (Jackson Creek), located at 115 Wilcox Street, Suite 247, Castle Rock, CO 80104, serves as a Sub-Adviser to the Small Cap Growth Fund. John R. Riddle, CFA, Chief Investment Officer/Managing Member, manages the portion of the Small Cap Growth Fund's assets allocated to Jackson Creek. Mr. Riddle is responsible for portfolio management, investment research and quantitative analysis. Previously, Mr. Riddle was an equity owner at 361 Capital LLC where he served as a Portfolio Manager and Chief Investment Officer. Prior to that, Mr. Riddle was a majority owner, one of the founding principals and a Managing Member of BRC Investment Management LLC, which was acquired by 361 Capital LLC on October 31, 2016. At BRC Investment Management LLC, Mr. Riddle served as the Managing Principal and Chief Investment Officer from its inception in May of 2005 until its acquisition by 361 Capital LLC. Mr. Riddle has over 30 years of investment management experience and previously held the positions of President and Chief Investment Officer at Duff & Phelps Investment Management Co.; Chief Executive Officer and Chief Investment Officer with Capital West Asset Management LLC; Director of Research and Portfolio Management with US West, Inc.; Portfolio Manager with GTE Investment Management, Inc.; and Senior Financial Analyst with GTE, Inc. Mr. Riddle received an MBA from the University of Connecticut and a Bachelor of Arts in Finance from the University of Hawaii. Mr. Riddle holds the designation of Chartered Financial Analyst and is a member of the Denver Society of Security Analysts and the CFA Institute.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1290 (06/20)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
(the "Fund")

Supplement Dated June 30, 2020
to the Statement of Additional Information ("SAI") dated January 31, 2020, as amended on
March 30, 2020, April 3, 2020, and June 5, 2020

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Portfolio Management of the Fund

On the cover page of the SAI, the reference to "361 Capital LLC" is hereby deleted and "Jackson Creek Investment Advisors LLC" is added in the appropriate alphabetical order thereof.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to 361 Capital LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

JACKSON CREEK INVESTMENT ADVISORS LLC—Jackson Creek Investment Advisors LLC ("Jackson Creek") serves as a Sub-Adviser to a portion of the assets of the Small Cap Growth Fund. Founded in 2020, Jackson Creek is an SEC registered investment adviser and provides investment advice to institutions and high-net-worth investors. As of June 30, 2020, Jackson Creek's total assets under management were approximately $280 million.

In addition, under the same section, under the heading titled "Portfolio Management," the text relating to 361 Capital LLC is hereby deleted and the following text is hereby added in the appropriate alphabetical order thereof:

Jackson Creek

Compensation. SIMC pays Jackson Creek a fee based on the assets under management of the Small Cap Growth Fund as set forth in an investment sub-advisory agreement between Jackson Creek and SIMC. Jackson Creek pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap Growth Fund. The following information relates to the period ended June 30, 2020.

Each portfolio manager receives a fixed base salary from Jackson Creek. In addition, each portfolio manager shares in the profitability of Jackson Creek from the portfolio manager's equity ownership of Jackson Creek. The portfolio managers' compensation arrangements are not determined on the basis of specific funds or accounts managed.

Ownership of Fund Shares. As of June 30, 2020, Jackson Creek's portfolio manager did not beneficially own any shares of the Small Cap Growth Fund.

Other Accounts. As of June 30, 2020, in addition to the Small Cap Growth Fund, Jackson Creek's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
John R. Riddle, CFA	0	$0	0	$0	128	$100

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of the portfolio manager being responsible for multiple accounts, including the Small Cap Growth Fund which may have different investment guidelines and objectives. In addition to the Small Cap Growth Fund, these accounts may include accounts of registered investment companies, private pooled investment vehicles and other accounts. In particular, this conflict of interest may arise as a result of Jackson Creek's management of the Small Cap Growth Fund and other accounts, which, in theory, may allow Jackson Creek to allocate investment opportunities in a way that favors other accounts over the Small Cap Growth Fund, or alternatively favors the Small Cap Growth Fund over other accounts. This conflict of interest may be exacerbated to the extent that Jackson Creek or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Small Cap Growth Fund. Jackson Creek (or its members, employees and affiliates) may give advice or take action with respect to the other accounts that differs from the advice given with respect to the Small Cap Growth Fund. To the extent a particular investment is suitable for both the Small Cap Growth Fund and the other accounts, such investments will be allocated between the Small Cap Growth Fund and the other accounts in a manner that Jackson Creek determines is fair and equitable under the circumstances to all clients, including the Small Cap Growth Fund.

To address and manage these potential conflicts of interest, Jackson Creek has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1291 (6/20)